Note 2 - Investments - Amortized Cost and Fair Value of Available-for-sale and Held-to-maturity Investments (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Available for sale securities	$ 17,155,562	$ 15,463,578	$ 11,735,387
Cost or Amortized Cost	16,893,064	15,224,117	11,835,864
Gross Unrealized Gains	469,519	520,492	320,222
Gross Unrealized Losses	(207,021)	(281,031)	(420,699)
Fixed Maturities [Member]
Available for sale securities	11,688,456	10,320,074	8,131,119
Cost or Amortized Cost	11,633,957	10,318,164	8,310,159
Gross Unrealized Gains	172,919	146,465	63,903
Gross Unrealized Losses	(118,420)	(144,555)	(242,943)
Equity Securities [Member]
Available for sale securities	5,135,423	4,942,248	3,430,054
Cost or Amortized Cost	4,962,881	4,723,024	3,387,927
Gross Unrealized Gains	257,651	350,981	219,883
Gross Unrealized Losses	(85,109)	(131,757)	(177,756)
Other Equity Investments [Member]
Available for sale securities	331,683	201,256	174,214
Cost or Amortized Cost	296,226	182,929	137,778
Gross Unrealized Gains	38,949	23,046	36,436
Gross Unrealized Losses	(3,492)	(4,719)
Equities, Including Equity Securities and Other Equity Investments [Member]
Available for sale securities	5,467,106	5,143,504	3,604,268
Cost or Amortized Cost	5,259,107	4,905,953	3,525,705
Gross Unrealized Gains	296,600	374,027	256,319
Gross Unrealized Losses	(88,601)	(136,476)	(177,756)
US Treasury Securities [Member] | Fixed Maturities [Member]
Available for sale securities	302,583	299,162	426,316
Cost or Amortized Cost	315,229	314,992	461,132
Gross Unrealized Gains
Gross Unrealized Losses	(12,646)	(15,830)	(34,816)
Corporate Debt Securities [Member] | Fixed Maturities [Member]
Available for sale securities	4,452,716	3,845,896	2,911,553
Cost or Amortized Cost	4,417,718	3,828,418	3,039,539
Gross Unrealized Gains	71,032	62,712	15,715
Gross Unrealized Losses	(36,034)	(45,234)	(143,701)
US States and Political Subdivisions Debt Securities [Member] | Fixed Maturities [Member]
Available for sale securities	3,656,990	2,849,829	1,744,137
Cost or Amortized Cost	3,624,678	2,841,137	1,726,098
Gross Unrealized Gains	62,399	46,883	28,634
Gross Unrealized Losses	(30,087)	(38,191)	(10,595)
Collateralized Mortgage Backed Securities [Member] | Fixed Maturities [Member]
Available for sale securities	3,276,167	3,325,187	3,049,113
Cost or Amortized Cost	3,276,332	3,333,617	3,083,390
Gross Unrealized Gains	39,488	36,870	19,554
Gross Unrealized Losses	$ (39,653)	$ (45,300)	$ (53,831)